Risk management - Calibration and test measures (Details) - Trading market risk - item	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Calibration and test measures
Types of backtesting, number	3
Number of exceptions to VaR	0	1	0
Confidence level, percent	99.00%	99.00%	99.00%
Number of VaE breaks		12	5